UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30,

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

FORM N-Q

DECEMBER 31, 2008

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited)	December 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 8.7%
Media - 4.5%
3,800,520	Time Warner Inc.	$38,233,231
2,396,150	Walt Disney Co.	54,368,644

	Total Media	92,601,875

Specialty Retail - 4.2%
1,582,237	Gap Inc.	21,186,153
2,334,180	Home Depot Inc.	53,732,824
632,030	Penske Automotive Group Inc.	4,853,990
714,910	Williams-Sonoma Inc.	5,619,193

	Total Specialty Retail	85,392,160

	TOTAL CONSUMER DISCRETIONARY	177,994,035

CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 3.6%
1,330,720	Wal-Mart Stores Inc.	74,600,163

Food Products - 4.1%
1,279,308	Kraft Foods Inc., Class A Shares	34,349,420
979,950	Unilever PLC	22,269,861
1,141,750	Unilever PLC, ADR	26,283,085

	Total Food Products	82,902,366

	TOTAL CONSUMER STAPLES	157,502,529

ENERGY - 11.0%
Energy Equipment & Services - 5.7%
878,630	Baker Hughes Inc.	28,177,664
1,514,030	Halliburton Co.	27,525,065
784,150	Schlumberger Ltd.	33,193,070
283,936	Transocean Ltd. *	13,415,976
1,490,540	Weatherford International Ltd. *	16,127,643

	Total Energy Equipment & Services	118,439,418

Oil, Gas & Consumable Fuels - 5.3%
805,210	Anadarko Petroleum Corp.	31,040,845
445,900	Chevron Corp.	32,983,223
221,280	ConocoPhillips	11,462,304
358,190	Exxon Mobil Corp.	28,594,308
105,680	Murphy Oil Corp.	4,686,908

	Total Oil, Gas & Consumable Fuels	108,767,588

	TOTAL ENERGY	227,207,006

FINANCIALS - 16.3%
Capital Markets - 4.0%
591,100	Franklin Resources Inc.	37,700,358
1,124,995	State Street Corp.	44,246,053

	Total Capital Markets	81,946,411

Commercial Banks - 1.8%
945,710	Comerica Inc.	18,772,344
487,997	East-West Bancorp Inc.	7,793,312
1,288,960	Synovus Financial Corp.	10,698,368

	Total Commercial Banks	37,264,024

Diversified Financial Services - 5.6%
3,668,300	Bank of America Corp.	51,649,664
2,047,100	JPMorgan Chase & Co.	64,545,063

	Total Diversified Financial Services	116,194,727

Insurance - 4.5%
466,060	Allied World Assurance Holdings Ltd.	18,922,036

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

SHARES	SECURITY	VALUE
Insurance - 4.5% (continued)
1,431,810	Chubb Corp.	$73,022,310

	Total Insurance	91,944,346

Real Estate Investment Trusts (REITs) - 0.3%
554,050	LaSalle Hotel Properties	6,122,252

Thrifts & Mortgage Finance - 0.1%
749,173	MGIC Investment Corp.	2,607,122

	TOTAL FINANCIALS	336,078,882

HEALTH CARE - 14.3%
Health Care Providers & Services - 1.2%
625,100	McKesson Corp.	24,210,123

Life Sciences Tools & Services - 0.4%
1,869,326	Enzo Biochem Inc. *	9,141,004

Pharmaceuticals - 12.7%
1,029,500	Abbott Laboratories	54,944,415
898,790	Johnson & Johnson	53,774,606
921,540	Merck & Co. Inc.	28,014,816
1,111,110	NexMed Inc. *	147,333
1,251,860	Novartis AG, ADR	62,292,553
1,623,680	Wyeth	60,904,237

	Total Pharmaceuticals	260,077,960

	TOTAL HEALTH CARE	293,429,087

INDUSTRIALS - 15.3%
Aerospace & Defense - 5.8%
602,950	Boeing Co.	25,727,876
1,047,400	Honeywell International Inc.	34,386,142
1,149,850	Raytheon Co.	58,688,344

	Total Aerospace & Defense	118,802,362

Air Freight & Logistics - 2.4%
884,960	United Parcel Service Inc., Class B Shares	48,814,394

Building Products - 0.4%
300,530	Simpson Manufacturing Co. Inc.	8,342,713

Construction & Engineering - 0.8%
116,000	Fluor Corp.	5,204,920
114,400	Jacobs Engineering Group Inc. *	5,502,640
295,370	Perini Corp. *	6,905,751

	Total Construction & Engineering	17,613,311

Industrial Conglomerates - 2.8%
1,986,210	General Electric Co.	32,176,602
2,565,390	McDermott International Inc. *	25,346,053

	Total Industrial Conglomerates	57,522,655

Machinery - 2.8%
678,350	Caterpillar Inc.	30,301,894
711,630	Dover Corp.	23,426,860
162,160	PACCAR Inc.	4,637,776

	Total Machinery	58,366,530

Professional Services - 0.3%
269,360	Robert Half International Inc.	5,608,075

	TOTAL INDUSTRIALS	315,070,040

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.9%
2,972,000	Cisco Systems Inc. *	48,443,600

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

SHARES	SECURITY	VALUE
Communications Equipment - 2.9% (continued)
1,333,410	Telefonaktiebolaget LM Ericsson, ADR	$10,413,932

	Total Communications Equipment	58,857,532

Computers & Peripherals - 1.8%
430,734	International Business Machines Corp.	36,250,574

Internet Software & Services - 1.3%
1,963,790	eBay Inc. *	27,414,508

Semiconductors & Semiconductor Equipment - 9.0%
5,103,500	Applied Materials Inc.	51,698,455
1,737,200	Novellus Systems Inc. *	21,437,048
162,800	Samsung Electronics Co., Ltd., GDR (a)	28,490,000
4,608,923	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	36,410,492
2,847,060	Texas Instruments Inc.	44,186,371
267,843	Verigy Ltd. *	2,576,650

	Total Semiconductors & Semiconductor Equipment	184,799,016

Software - 3.4%
451,720	Citrix Systems Inc. *	10,647,040
2,273,196	Lawson Software Inc. *	10,774,949
2,523,770	Microsoft Corp.	49,062,089

	Total Software	70,484,078

	TOTAL INFORMATION TECHNOLOGY	377,805,708

MATERIALS - 5.0%
Chemicals - 1.4%
1,136,160	E.I. du Pont de Nemours & Co.	28,744,848

Metals & Mining - 2.6%
1,014,500	Barrick Gold Corp.	37,303,165
1,401,300	Norsk Hydro ASA	5,659,320
232,910	Nucor Corp.	10,760,442

	Total Metals & Mining	53,722,927

Paper & Forest Products - 1.0%
659,520	Weyerhaeuser Co.	20,187,907

	TOTAL MATERIALS	102,655,682

TELECOMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
2,477,432	Vodafone Group PLC, ADR	50,638,710

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,303,957,109)	2,038,381,679

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
$4,876,000	Interest in $125,000,000 joint tri-party repurchase agreement dated 12/31/08 with Barclays Capital Inc., 0.050% due 1/2/09; Proceeds at maturity - $4,876,014; (Fully collateralized by various U.S. government agency obligations, 0.770% to 5.000% due 8/25/09 to 7/15/14; Market value - $4,973,531)	$4,876,000
12,112,000	Interest in $500,000,000 joint tri-party repurchase agreement dated 12/31/08 with Greenwich Capital Markets Inc., 0.060% due 1/2/09; Proceeds at maturity- $12,112,040; (Fully collateralized by various U.S. government agency obligations, 2.625% to 7.125% due 7/17/09 to 11/15/30; Market value - $12,354,337)	12,112,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,988,000)	16,988,000

	TOTAL INVESTMENTS - 100.0% (Cost - $2,320,945,109#)	2,055,369,679
	Liabilities in Excess of Other Assets - 0.0%	(133,742)

	TOTAL NET ASSETS - 100.0%	$2,055,235,937

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Fundamental Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$2,055,369,679	$2,038,381,679	$16,988,000	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$227,328,201
Gross unrealized depreciation	(492,903,631)

Net unrealized depreciation	$(265,575,430)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 26, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 26, 2009